Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guinness Atkinson Funds
Entity Central Index Key	0000919160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
SmartETFs Smart Transportation & Technology ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Smart Transportation & Technology ETF
Class Name	SmartETFs Smart Transportation & Technology ETF
Trading Symbol	MOTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/moto/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Smart Transportation & Technology ETF	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In the first half of 2024, SmartETFs Smart Transportation & Technology ETF produced a total return of 5.85% (NAV) vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Services (7.8% exposure) was the strongest category over the period, delivering an average +7.4% total return over the period. EV Manufacturers (19.2% exposure) was the second strongest category, returning +5.3%. The weakest category was Equipment (70.3% exposure), where the average company delivered +2.1%.

  Within Services, Alphabet was a notable performer, delivering a positive return of +30.5%, with management citing an "extreme opportunity" from artificial intelligence at quarterly results, while also announcing the company's first ever quarterly dividend and a new $70bn buyback authority.

  Within Equipment, we hold a 44.8% weighting to Components and a 25.5% weighting to Semiconductors. The average Components name returned +1.0% and the average Semiconductor name returned +3.8% in the period. Within Components, Batteries (-23.6%) were a notable area of weakness driven by declining metal prices and demand weakness in Europe.

  The fund's three top performers were Nvidia (+149.5%), TSMC (+54.9%), and Amphenol (+36.4%). Nvidia posted growth of nearly 500% year over year thanks to booming demand for Artificial Intelligence chips, becoming the stock market's go-to AI play, briefly overtaking Microsoft to become the world's most valuable company in the period with a market capitalization in excess of $3tn.

  The fund's 3 weakest performers were Hanon Systems (-39.4%), LG Chem (-35.3%), and Mobileye (-35.2%). Shares in Hanon Systems were weighed down by a rights issue equating to 12% of current shares outstanding as Hankook Tire injected KRW 365bn into the business as part of a deal to take a controlling 50.5% stake in the company.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF (Net Asset Value)	5.85%	4.94%	15.26%
Smart Transportation & Technology ETF (Market Value)	5.69%	4.25%	15.08%
MSCI World Index (Net Return)	11.75%	20.19%	11.69%

Performance Inception Date	Nov. 14, 2019
No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 9,971,034
Holdings Count | shares	35
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$9,971,034
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.40%
NVIDIA Corp.	4.40%
Kia Corp.	4.30%
Eaton Corp PLC	4.20%
Alphabet Inc.	4.20%
Amphenol Corp.	4.20%
Quanta Services Inc.	3.80%
NXP Semiconductors NV	3.80%
Volvo AB	3.60%
Analog Devices Inc.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.40%
NVIDIA Corp.	4.40%
Kia Corp.	4.30%
Eaton Corp PLC	4.20%
Alphabet Inc.	4.20%
Amphenol Corp.	4.20%
Quanta Services Inc.	3.80%
NXP Semiconductors NV	3.80%
Volvo AB	3.60%
Analog Devices Inc.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
SmartETFs Advertising & Marketing Technology ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Advertising & Marketing Technology ETF
Class Name	SmartETFs Advertising & Marketing Technology ETF
Trading Symbol	MRAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Advertising & Marketing Technology ETF ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/mrad/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/mrad/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Advertising & Marketing Technology ETF	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Advertising & Marketing Technology ETF produced a total return of -2.41% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's overweight exposures to the IT and Communication Services sectors – the two best performing sectors in the first half of the year – benefited the Fund's performance from an allocation perspective.

  Not owning the three weakest sectors over the period – Real Estate, Materials and Consumer Staples – was also a positive for the Fund.

  However, stock selection within IT and Communication Services was the largest drag on the Fund's relative performance. In particular, not owning Nvidia dragged on relative performance, given that the stock was up 150% in the first half of the year, and it solely contributed 25% of the benchmark's return.

  Further the 3 weakest performers in the Fund in the first half are not in the benchmark: Digital Turbine (-75.8%), Perion Network (-73.0%), and Weimob (52.1%).

  Criteo (+49.0% in USD), Meta Platforms (+4.7%) and Magnite (+42.3%) were the best performing stocks in the period.

  Broadly, Growth stocks outperformed Value. However, within this, it was quality growth that led the gains with the most speculative end of the market down (Goldman Sach's Unprofitable Tech Index was down 18.7% in USD over the first half of 2024). This was a relative positive for the Fund's performance with its relatively greater focus on quality businesses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (12/31/2020)
Advertising & Marketing Technology ETF (Net Asset Value)	-2.41%	0.40%	-13.83%
Advertising & Marketing Technology ETF (Market Value)	-2.93%	-0.13%	-14.01%
MSCI World Index (Net Return)	11.75%	20.19%	9.68%

Performance Inception Date	Dec. 31, 2020
No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 749,956
Holdings Count | shares	31
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$749,956
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	10%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Criteo SA	4.80%
Amazon.com Inc.	4.80%
Alphabet Inc.	4.70%
Meta Platforms Inc. - Class A	4.70%
Trade Desk Inc./The	4.70%
Magnite Inc.	4.50%
Tencent Holdings Ltd.	4.50%
Adobe Inc.	4.40%
HubSpot Inc.	4.30%
Future PLC	4.20%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Criteo SA	4.80%
Amazon.com Inc.	4.80%
Alphabet Inc.	4.70%
Meta Platforms Inc. - Class A	4.70%
Trade Desk Inc./The	4.70%
Magnite Inc.	4.50%
Tencent Holdings Ltd.	4.50%
Adobe Inc.	4.40%
HubSpot Inc.	4.30%
Future PLC	4.20%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
The SmartETFs Sustainable Energy II ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Sustainable Energy II ETF
Class Name	SmartETFs Sustainable Energy II ETF
Trading Symbol	SOLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Sustainable Energy II ETF ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/solr/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Sustainable Energy II ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Sustainable Energy II ETF produced a total return of -3.37% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Hubbell, Schneider and Itron all performed strongly driven by an acceleration in global electrification activity and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins. Hubbell and Eaton delivered good earnings upgrades resulting from the re-industrialisation of the United States as well as the move to electrification. The positive order book inflection continues at Eaton.

  Within displacement, Trane Technologies and Installed Building Products (IBP) delivered well. Trane was helped also by regulatory changes and its positioning with respect data centres.

  In addition, First Solar shares were up 30.9% in 1H as the company was seen as a key beneficiary when local content IRA tax credit definitions were clarified while NextEra performed well after delivering an upbeat "Renewables Development Day" for investors.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, with EV component and lithium-ion battery manufacturers suffering from delays in EV launch schedules, margin pressure and the threat of increasing Chinese competition.

  Nibe shares were under pressure as the heat pump market remains overstocked at the distributor level.

  Canadian Solar delivered negative contribution as module prices reached record lows while US residential solar companies continued to face a prolonged de-stocking headwind.

  A number of our generation companies delivered negative contribution as interest rate cuts did not crystalise while Sunnova weakened through the period as the US residential solar business remained under pressure.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (11/11/2020)
Sustainable Energy II ETF (Net Asset Value)	-3.37%	-12.08%	3.03%
Sustainable Energy II ETF (Market Value)	-4.28%	-12.93%	3.41%
MSCI World Index (Net Return)	11.75%	20.19%	11.20%

Performance Inception Date	Nov. 11, 2020
No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 4,898,620
Holdings Count | shares	33
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$4,898,620
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	14%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.70%
Trane Technologies PLC	4.60%
Schneider Electric SE	4.30%
Nextera Energy Inc.	4.30%
Eaton Corp PLC	4.30%
Hubbell Inc.	4.20%
Legrand SA	4.00%
Siemens AG	3.80%
Owens Corning	3.50%
First Solar Inc.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.70%
Trane Technologies PLC	4.60%
Schneider Electric SE	4.30%
Nextera Energy Inc.	4.30%
Eaton Corp PLC	4.30%
Hubbell Inc.	4.20%
Legrand SA	4.00%
Siemens AG	3.80%
Owens Corning	3.50%
First Solar Inc.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
SmartETFs Asia Pacific Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Asia Pacific Dividend Builder ETF
Class Name	SmartETFs Asia Pacific Dividend Builder ETF
Trading Symbol	ADIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/adiv/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Asia Pacific Dividend Builder ETF	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Asia Pacific Dividend Builder ETF produced a total return of 5.86% (NAV) vs the MSCI AC Pacific ex Japan Index (net return) of 6.82%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Overall Fund performance was primarily driven by asset allocation, with overweighting to Information Technology and Financials driving the highest contributions to the Fund's total returns. Our zero weighting to Materials and Industrials also contributed positively.

  Overweighting to Real Estate, and underweighting to Communication Services caused drags on portfolio performance. In Communication Services, our underweight in key benchmark names, such as Tencent was a performance headwind.

  Stock selection in Financials sector further drove performance, with all our Chinese banks beating the benchmark's Financials returns and contributing positively to Fund total returns. Within Tech, HonHai (+93.04% in USD) and TSMC (+54.88%) performed well, although our underweight in TSMC dragged.

  The Fund's positions in China Medical Systems, Corporate Travel Management, and Hanon Systems all dragged on performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF (Net Asset Value)	5.86%	14.07%	5.75%	6.10%
Asia Pacific Dividend Builder ETF (Market Value)	5.51%	13.47%	5.65%	6.05%
MSCI AC Pacific ex Japan Index (Net Return)	6.82%	9.41%	2.45%	3.29%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 3,412,118
Holdings Count | shares	36
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$3,412,118
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Hon Hai Precision Industry Co Ltd.	3.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.30%
China Construction Bank Corp. - H Shares	3.20%
China Resources Gas Group Ltd.	3.20%
Broadcom Inc.	3.20%
Qualcomm Inc.	3.10%
Industrial & Commercial Bank of China Ltd. - H Shares	3.00%
Elite Material Co., Ltd.	3.00%
Tech Mahindra Ltd.	3.00%
China Overseas Land & Investments Ltd.	3.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Financial	38.50%
Technology	17.80%
Consumer, Cyclical	17.30%
Industrial	12.30%
Consumer, Non-cyclical	9.60%
Utilities	3.20%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Hon Hai Precision Industry Co Ltd.	3.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.30%
China Construction Bank Corp. - H Shares	3.20%
China Resources Gas Group Ltd.	3.20%
Broadcom Inc.	3.20%
Qualcomm Inc.	3.10%
Industrial & Commercial Bank of China Ltd. - H Shares	3.00%
Elite Material Co., Ltd.	3.00%
Tech Mahindra Ltd.	3.00%
China Overseas Land & Investments Ltd.	3.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.
SmartETFs Dividend Builder ETF
Shareholder Report [Line Items]
Fund Name	SmartETFs Dividend Builder ETF
Class Name	SmartETFs Dividend Builder ETF
Trading Symbol	DIVS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SmartETFs Dividend Builder ETF ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.
Additional Information Phone Number	(866) 307-5990
Additional Information Website	https://www.smartetfs.com/our-etfs/divs/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Dividend Builder ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Dividend Builder ETF produced a total return of 8.41% (NAV) vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's underweight allocations to Information Technology and Communication Services were the most significant drag on performance. These were the best two performing sectors by some distance, returning 25.2% and 22.2% in USD respectively. This was in large part thanks to strong performance from the 'Magnificent 7', a collection of mega-cap technology names which have continued to drive the index higher.

  The Fund's largest overweight allocation is to the Consumer Staples sector. At present, the Fund holds 9 Consumer Staples names, which was as a headwind over the first half of the year, with the sector underperforming the index.

  However, a zero weighting to Consumer Discretionary, Energy, Materials, Utilities and Real Estate acted as a positive, with all sectors underperforming the index over the first half of 2024. The Fund therefore benefited from not having exposure to these areas.

  Finally, good stock selection was a tailwind, with notably strong performance from the Fund's Industrial, Healthcare, and IT holdings. Top performers from these sectors include TSMC (+54.9%), Broadcom (+44.9%), Novo Nordisk (+40.7%), and Eaton (+31.0%).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Dividend Builder ETF (Net Asset Value)	8.41%	13.44%	11.74%	8.85%
Dividend Builder ETF (Market Value)	7.96%	12.51%	11.72%	8.83%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

No Deduction of Taxes [Text Block]	The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.
Net Assets	$ 31,982,238
Holdings Count | shares	35
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of June 30, 2024)
Net Assets ($)	$31,982,238
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc.	3.20%
Microsoft Corp.	3.20%
Taiwan Semiconductor Manufacturing Co Ltd.	3.10%
Roche Holding AG	3.10%
Sonic Healthcare Ltd.	3.10%
AbbVie Inc.	3.10%
Arthur J Gallagher & Co.	3.00%
Novo Nordisk A/S	3.00%
ABB Ltd.	2.90%
Cisco Systems Inc.	2.90%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	45.00%
Industrial	22.10%
Technology	14.90%
Financial	13.60%
Communications	2.90%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc.	3.20%
Microsoft Corp.	3.20%
Taiwan Semiconductor Manufacturing Co Ltd.	3.10%
Roche Holding AG	3.10%
Sonic Healthcare Ltd.	3.10%
AbbVie Inc.	3.10%
Arthur J Gallagher & Co.	3.00%
Novo Nordisk A/S	3.00%
ABB Ltd.	2.90%
Cisco Systems Inc.	2.90%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with the Fund's accountants during the reporting period.